Bank Notes Payable (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Cash deposits	$ 1,261,547	$ 3,653,431
Notes payable	$ 1,683,870	$ 1,382,418
Maximum [Member]
Debt Instrument [Line Items]
Percentage of cash deposit	100.00%
Minimum [Member]
Debt Instrument [Line Items]
Percentage of cash deposit	30.00%